FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 61,175	$ 44,558
Financial liabilities	261,308	227,064
Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	26,899	16,546
Level 1
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,658	4,961
Financial liabilities	7	29
Level 1 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,646	4,958
Level 1 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	7	29
Level 1 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	0	0
Level 1 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	91	48
Level 1 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	65	85
Level 1 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	493	762
Level 1 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,975	4,063
Level 1 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	22	0
Level 1 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	12	3
Level 2
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	9,462	8,743
Financial liabilities	4,910	4,285
Level 2 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,731	6,478
Level 2 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	4,469	4,150
Level 2 | Accounts payable and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	4,469
Level 2 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	441	135
Level 2 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,475	1,972
Level 2 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,754	2,050
Level 2 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,099	1,908
Level 2 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	377	548
Level 2 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	26	0
Level 2 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,731	2,265
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,831	2,232
Financial liabilities	3,092	2,714
Level 3 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,825	2,155
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	2,419	1,311
Level 3 | Accounts payable and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	2,419
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	673	1,403
Level 3 | Subsidiary equity obligations | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	673
Level 3 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		383
Level 3 | Corporate bonds | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	324
Level 3 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,376	451
Level 3 | Fixed income securities and other | Discounted cash flows
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	3,376
Level 3 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,120	1,316
Level 3 | Loans and notes receivables
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5	5
Level 3 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 6	$ 77